4 INVENTORIES	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
INVENTORIES	4. INVENTORIES Inventories at March 31, 2017 and 2016, consisted of the following:
	March 31, 2017	December 31, 2016
Finished Goods	$0.00	$0.00
4. INVENTORIES Inventories at December 31, 2016 and 2015, consisted of the following:
	December 31, 2016	December 31, 2015
Finished Goods	$0.00	$2,020.34